Other Expenses	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Expenses
11. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Compensation	$287	$400	$455
Commissions	806	637	715
Volume-related costs	486	562	552
Related party expenses on ceded and assumed reinsurance	36	22	17
Capitalization of DAC	(260)	(334)	(399)
Interest expense on debt	153	175	170
Goodwill impairment (1)	—	161	—
Premium taxes, licenses and fees	64	63	76
Professional services	292	89	65
Rent and related expenses	13	47	56
Other	606	462	413
Total other expenses	$2,483	$2,284	$2,120

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(1)
Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC
See Note 4 for additional information on the capitalization of DAC.
Interest Expense on Debt
See Note 9 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.
Related Party Expenses
See Note 16 for a discussion of related party expenses included in the table above.